U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

               Read instructions at end of Form before preparing Form.
                             Please print or type.

 1.  Name and address of issuer:

      PIMCO Funds
      650 NEWPORT CENTER DRIVE
      NEWPORT BEACH, CA 92660


 2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities
     of the issuer, check the box but do not list series or classes):     []

      PIMCO All Asset All Authority Fund
      PIMCO All Asset Fund
      PIMCO California Intermediate Municipal Bond Fund
      PIMCO California Municipal Bond Fund
      PIMCO California Municipal Intermediate Value Fund
      PIMCO California Municipal Opportunistic Value Fund
      PIMCO California Short Duration Municipal Income Fund
      PIMCO Climate Bond Fund
      PIMCO CommoditiesPLUS Strategy Fund
      PIMCO CommodityRealReturn Strategy Fund
      PIMCO Credit Opportunities Bond Fund
      PIMCO Diversified Income Fund
      PIMCO Dynamic Bond Fund
      PIMCO Emerging Markets Bond Fund
      PIMCO Emerging Markets Corporate Bond Fund
      PIMCO Emerging Markets Currency and Short-Term Investments Fund PIMCO Emerging Markets Full Spectrum Bond Fund
      PIMCO Emerging Markets Local Currency and Bond Fund
      PIMCO ESG Income Fund
      PIMCO Extended Duration Fund
      PIMCO Global Advantage Strategy Bond Fund
      PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)
      PIMCO Global Bond Opportunities Fund (Unhedged)
      PIMCO Global Core Asset Allocation Fund
      PIMCO GNMA and Government Securities Fund
      PIMCO Government Money Market Fund
      PIMCO High Yield Fund
      PIMCO High Yield Municipal Bond Fund
      PIMCO High Yield Spectrum Fund
      PIMCO Income Fund
      PIMCO Inflation Response Multi-Asset Fund
      PIMCO International Bond Fund (U.S. Dollar-Hedged)
      PIMCO International Bond Fund (Unhedged)
      PIMCO Investment Grade Credit Bond Fund
      PIMCO Long Duration Total Return Fund
      PIMCO Long-Term Credit Bond Fund
      PIMCO Long-Term Real Return Fund
      PIMCO Long-Term U.S. Government Fund
      PIMCO Low Duration Credit Fund
      PIMCO Low Duration ESG Fund
      PIMCO Low Duration Fund
      PIMCO Low Duration Fund II
      PIMCO Low Duration Income Fund
      PIMCO Moderate Duration Fund
      PIMCO Mortgage Opportunities and Bond Fund
      PIMCO Mortgage-Backed Securities Fund
      PIMCO Multi-Strategy Alternative Fund
      PIMCO Municipal Bond Fund
      PIMCO National Intermediate Municipal Bond Fund
      PIMCO National Municipal Intermediate Value Fund
      PIMCO National Municipal Opportunistic Value Fund
      PIMCO New York Municipal Bond Fund
      PIMCO Preferred and Capital Securities Fund
      PIMCO RAE Fundamental Advantage PLUS Fund
      PIMCO RAE PLUS EMG Fund
      PIMCO RAE PLUS Fund
      PIMCO RAE PLUS International Fund
      PIMCO RAE PLUS Small Fund
      PIMCO RAE Worldwide Long/Short PLUS Fund
      PIMCO Real Return Fund
      PIMCO RealEstateRealReturn Strategy Fund
      PIMCO Short Asset Investment Fund
      PIMCO Short Duration Municipal Income Fund
      PIMCO Short-Term Fund
      PIMCO StocksPLUS Absolute Return Fund
      PIMCO StocksPLUS Fund
      PIMCO StocksPLUS International Fund (U.S. Dollar-Hedged)
      PIMCO StocksPLUS International Fund (Unhedged)
      PIMCO StocksPLUS Long Duration Fund
      PIMCO StocksPLUS Short Fund
      PIMCO StocksPLUS Small Fund
      PIMCO Strategic Bond Fund
      PIMCO Total Return ESG Fund
      PIMCO Total Return Fund
      PIMCO Total Return Fund II
      PIMCO Total Return Fund IV
      PIMCO TRENDS Managed Futures Strategy Fund

 3.  Investment Company Act File Number:  811-05028

     Securities Act File Number:  033-12113

 4(a).  Last day of fiscal year for which this Form is filed: 3/31/2021

 4(b).  [] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

        Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [] Check box if this is the last time the issuer will be filing this Form.
        Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.
SEC 2393 (6-02)

 5.  Calculation of registration fee:

   (i)   Aggregate sale price of securities sold during
         the fiscal year pursuant to section 24(f):         $ 198,022,576,401

   (ii)  Aggregate price of securities redeemed or
         repurchased during the fiscal year:       $ 171,475,999,656

   (iii) Aggregate price of securities redeemed or
         repurchased during any prior fiscal year ending
         no earlier than October 11, 1995 that were not
         previously used to reduce registration fees
         payable to the Commission:                 $ 230,614,550,801

   (iv)  Total available redemption credits
         [add Items 5(ii) and 5(iii)]:                    - $ 402,090,550,457

   (v)   Net sales - if Item 5(i) is greater than Item 5(iv)
         [subtract Item 5(iv) from Item 5(i)]:                $ 0

   (vi)  Redemption credits available for use in future years
         - if Item 5(i) is less than Item 5(iv)
         [subtract Item 5(iv) from Item 5(i)]:               $ -204,067,974,056

   (vii) Multiplier for determining registration fee
         (See Instruction C.9):                                  X 0.0001091

   (viii) Registration fee due [multiply
          Item 5(v) by Item 5(vii)]
          (enter "0" if no fee is due):                    = $ 0

 6.  Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0

     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:0

 7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): + $ 0

 8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: $ 0

 9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: N/A

           Method of Delivery:

                       []   Wire Transfer

                       []   Mail or other means


                                  SIGNATURES

   This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)*

               /s/   Jason Nagler
                   -------------------------------------------------------------
                     Treasurer
                   -------------------------------------------------------------


     Date: 6/22/2021
           -----------------

          * Please print the name and title of the signing officer below the signature.